Segment and geographic information (Tables)	12 Months Ended
Mar. 31, 2026
Segment and Geographic Information [Abstract]
Business segments' results

	Millions of yen
	Wealth Management	Investment Management	Wholesale	Banking	Other (Incl. elimination)	Total
Year ended March 31, 2024
Non-interest revenue	¥380,563	¥149,575	¥875,664	¥35,244	¥105,733	¥1,546,779
Net interest revenue	6,461	4,568	(9,517)	7,617	16,433	25,562

Net revenue	387,024	154,143	866,147	42,861	122,166	1,572,341
Non-interest expenses (1)	268,035	93,945	812,236	27,755	86,179	1,288,150

Income before income taxes	¥118,989	¥60,198	¥53,911	¥15,106	¥35,987	¥284,191

Year ended March 31, 2025
Non-interest revenue	¥422,617	¥181,010	¥1,015,803	¥36,344	¥154,657	¥1,810,431
Net interest revenue	10,934	11,463	42,135	10,828	8,243	83,603

Net revenue	433,551	192,473	1,057,938	47,172	162,900	1,894,034
Non-interest expenses (1)	267,369	102,882	891,656	30,815	127,799	1,420,521

Income before income taxes	¥166,182	¥89,591	¥166,282	¥16,357	¥35,101	¥473,513

Year ended March 31, 2026
Non-interest revenue	¥473,282	¥248,388	¥1,168,966	¥42,081	¥147,858	¥2,080,575
Net interest revenue	14,624	10,128	(6,737)	11,837	49,015	78,867

Net revenue	487,906	258,516	1,162,229	53,918	196,873	2,159,442
Non-interest expenses (1)	283,882	170,219	961,662	39,902	172,227	1,627,892

Income before income taxes	¥204,024	¥88,297	¥200,567	¥14,016	¥24,646	¥531,550

(1)	Includes primarily personnel expenses, occupancy, technology, and professional fees.

Major components of income before income taxes in "Other"
The following table presents the major components of
Income before income taxes
in
“Other”
for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Net gain (loss) related to economic hedging transactions	¥2,021	¥(5,809)	¥(2,940)
Realized gain on investments in equity securities held for operating purposes	21,027	1,475	3,349
Equity in earnings of affiliates	46,420	51,221	36,452
Corporate items	(11,997)	(5,884)	(41,982)
Other (1)(2)	(21,484)	(5,902)	29,767

Total	¥35,987	¥35,101	¥24,646

(1)	Includes the impact of Nomura’s own creditworthiness.
(2)
On April 10, 2025, Nomura sold certain owned land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo, for the effective utilization of its assets. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third party financing company. Nomura considers the entire transaction to be with a related party. As a result of the sale, a gain of ¥56,144 million is included in
Revenue
—
Other
in the consolidated statements of income for the year ended March 31, 2026.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income before income taxes
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue, Non-interest expenses
and
Income before income taxes
in the consolidated statements of income for the years ended March 31, 2024, 2025 and 2026.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Net revenue	¥1,572,341	¥1,894,034	¥2,159,442
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(10,341)	(1,549)	8,271

Consolidated net revenue	¥1,562,000	¥1,892,485	¥2,167,713

Non-interest expenses	¥1,288,150	¥1,420,521	¥1,627,892
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,288,150	¥1,420,521	¥1,627,892

Income before income taxes	¥284,191	¥473,513	¥531,550
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(10,341)	(1,549)	8,271

Consolidated income before income taxes	¥273,850	¥471,964	¥539,821

(1)	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2024, 2025 and 2026.

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Year ended March 31
	2024	2025	2026
Net revenue (1) :
Americas	¥453,069	¥589,122	¥669,998
Europe	269,292	375,648	261,522
Asia and Oceania	56,684	61,730	148,415

Subtotal	779,045	1,026,500	1,079,935
Japan	782,955	865,985	1,087,778

Consolidated	¥1,562,000	¥1,892,485	¥2,167,713

Income (loss) before income taxes:
Americas	¥14,650	¥65,753	¥61,868
Europe	(33,064)	20,348	(31,128)
Asia and Oceania	23,795	50,878	60,790

Subtotal	5,381	136,979	91,530
Japan	268,469	334,985	448,291

Consolidated	¥273,850	¥471,964	¥539,821

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	Year ended March 31
	2024	2025	2026
Long-lived assets:
Americas	¥121,633	¥111,312	¥385,825
Europe	62,063	55,515	58,555
Asia and Oceania	33,820	31,656	41,112

Subtotal	217,516	198,483	485,492
Japan	270,924	270,693	363,151

Consolidated	¥488,440	¥469,176	¥848,643